UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-08837
THE SELECT SECTOR SPDR® TRUST
(Exact name of registrant as specified in charter)
STATE STREET FINANCIAL CENTER
ONE LINCOLN STREET
BOSTON, MASSACHUSETTS 02111
(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Jesse D. Hallee, Esq.	Leonard Mackey, Esq.
Vice President	Clifford Chance US LLP
State Street Bank and Trust Company	31 West 52nd Street
One Lincoln Street/CPH0326	New York, NY 10019
Boston, MA 02111
Registrant’s telephone number, including area code: (303) 623-2577
Date of fiscal year end: September 30
Date of reporting period: June 30, 2015

Item 1.	Schedule of Investments.

The Consumer Discretionary Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AUTO COMPONENTS — 3.3%
BorgWarner, Inc.	987,907	$56,152,634
Delphi Automotive PLC	1,262,774	107,449,439
Goodyear Tire & Rubber Co.	1,172,645	35,355,247
Johnson Controls, Inc.	2,858,964	141,604,487

		340,561,807

AUTOMOBILES — 5.0%
Ford Motor Co.	17,377,695	260,839,202
General Motors Co.	5,901,712	196,704,061
Harley-Davidson, Inc.	920,161	51,851,072

		509,394,335

DISTRIBUTORS — 0.6%
Genuine Parts Co.	664,098	59,456,694

DIVERSIFIED CONSUMER SERVICES — 0.4%
H&R Block, Inc.	1,199,105	35,553,463

HOTELS, RESTAURANTS & LEISURE — 13.7%
Carnival Corp.	1,971,592	97,376,929
Chipotle Mexican Grill, Inc. (a)	135,742	82,122,553
Darden Restaurants, Inc.	549,921	39,088,385
Marriott International, Inc. (Class A) (b)	902,315	67,123,213
McDonald’s Corp.	4,190,149	398,357,465
Royal Caribbean Cruises, Ltd.	721,036	56,738,323
Starbucks Corp.	6,559,322	351,678,049
Starwood Hotels & Resorts Worldwide, Inc.	747,047	60,578,041
Wyndham Worldwide Corp. (b)	524,505	42,962,204
Wynn Resorts, Ltd. (b)	356,442	35,170,132
Yum! Brands, Inc.	1,890,161	170,265,703

		1,401,460,997

HOUSEHOLD DURABLES — 3.5%
D.R. Horton, Inc.	1,458,427	39,902,563
Garmin, Ltd. (b)	523,844	23,012,467
Harman International Industries, Inc.	310,956	36,985,107
Leggett & Platt, Inc. (b)	599,438	29,180,642
Lennar Corp. (Class A) (b)	778,141	39,716,316
Mohawk Industries, Inc. (a)	271,543	51,837,559
Newell Rubbermaid, Inc.	1,182,311	48,604,805
Pulte Group, Inc.	1,441,482	29,045,862
Whirlpool Corp.	343,814	59,497,013

		357,782,334

INTERNET & CATALOG RETAIL — 12.2%
Amazon.com, Inc. (a)	1,669,172	724,570,874
Expedia, Inc.	435,852	47,660,416
NetFlix, Inc. (a)	264,966	174,066,764
Priceline Group, Inc. (a)	226,628	260,932,680
TripAdvisor, Inc. (a)(b)	489,325	42,639,781

		1,249,870,515

LEISURE PRODUCTS — 0.7%
Hasbro, Inc. (b)	489,771	36,629,973
Mattel, Inc. (b)	1,476,914	37,941,921

		74,571,894

MEDIA — 28.7%
Cablevision Systems Corp. (Class A) (b)	963,737	23,071,864
CBS Corp. (Class B)	1,990,670	110,482,185
Comcast Corp. (Class A)	10,988,149	660,827,281
DIRECTV (a)	2,197,989	203,951,399
Discovery Communications, Inc. (Class A) (a)(b)	651,994	21,685,320
Discovery Communications, Inc. (Class C) (a)	1,141,468	35,476,825
Gannett Co., Inc. (a)	46,844	655,341
Interpublic Group of Cos., Inc.	1,805,062	34,783,545
News Corp. (Class A) (a)	2,173,711	31,714,443
Omnicom Group, Inc.	1,073,085	74,568,677
Scripps Networks Interactive (Class A) (b)	424,008	27,717,403
TEGNA, Inc.	991,680	31,803,178
Time Warner Cable, Inc.	1,235,696	220,163,956
Time Warner, Inc.	3,612,430	315,762,506
Twenty-First Century Fox, Inc. (Class A)	7,735,641	251,756,436
Viacom, Inc. (Class B)	1,561,879	100,959,859
Walt Disney Co.	6,823,847	778,873,897

		2,924,254,115

MULTILINE RETAIL — 6.2%
Dollar General Corp.	1,298,877	100,974,698
Dollar Tree, Inc. (a)	901,358	71,198,268
Family Dollar Stores, Inc.	418,612	32,990,812
Kohl’s Corp. (b)	865,028	54,159,403
Macy’s, Inc.	1,470,700	99,228,129
Nordstrom, Inc.	616,369	45,919,491
Target Corp.	2,791,162	227,842,554

		632,313,355

SPECIALTY RETAIL — 18.3%
AutoNation, Inc. (a)	328,998	20,720,294
AutoZone, Inc. (a)	138,713	92,507,700
Bed Bath & Beyond, Inc. (a)(b)	753,245	51,958,840
Best Buy Co., Inc. (b)	1,279,937	41,738,746
CarMax, Inc. (a)	913,655	60,493,098
GameStop Corp. (Class A) (b)	472,079	20,280,514
Gap, Inc. (b)	1,153,677	44,035,851
Home Depot, Inc.	5,678,632	631,066,374
L Brands, Inc.	1,072,114	91,912,333
Lowe’s Cos., Inc.	4,077,732	273,085,712
O’Reilly Automotive, Inc. (a)	442,039	99,891,973
Ross Stores, Inc.	1,808,914	87,931,310
Staples, Inc.	2,800,553	42,876,466
Tiffany & Co.	490,348	45,013,946
TJX Cos., Inc.	2,974,308	196,809,960
Tractor Supply Co.	594,436	53,463,574
Urban Outfitters, Inc. (a)(b)	435,323	15,236,305

		1,869,022,996

TEXTILES, APPAREL & LUXURY GOODS — 7.1%
Coach, Inc.	1,207,792	41,801,681
Fossil Group, Inc. (a)(b)	192,977	13,384,885
Hanesbrands, Inc.	1,755,815	58,503,756
Michael Kors Holdings, Ltd. (a)	873,348	36,759,217
NIKE, Inc. (Class B)	3,044,302	328,845,502
PVH Corp. (b)	361,483	41,642,842
Ralph Lauren Corp.	262,768	34,779,972
Under Armour, Inc. (Class A) (a)(b)	734,911	61,320,974

The Consumer Discretionary Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

V.F. Corp.	1,489,149	$103,853,251

		720,892,080

TOTAL COMMON STOCKS —
(Cost $10,035,183,624)		10,175,134,585

SHORT TERM INVESTMENTS — 2.2%
MONEY MARKET FUNDS — 2.2%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	211,210,453	211,210,453
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (d)(e)	17,721,938	17,721,938

TOTAL SHORT TERM INVESTMENTS —
(Cost $228,932,391)		228,932,391

TOTAL INVESTMENTS — 101.9% (f)
(Cost $10,264,116,015)		10,404,066,976
OTHER ASSETS & LIABILITIES — (1.9)%		(196,516,824)

NET ASSETS — 100.0%		$10,207,550,152

(a)	Non-income producing security
(b)	A portion of the security was on loan at June 30, 2015.
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	The values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
PLC = Public Limited Company

The Consumer Staples Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
BEVERAGES — 20.0%
Brown-Forman Corp. (Class B)	772,454	$77,384,442
Coca-Cola Co.	16,445,305	645,149,315
Coca-Cola Enterprises, Inc.	1,085,797	47,167,022
Constellation Brands, Inc. (Class A)	1,069,200	124,048,584
Dr. Pepper Snapple Group, Inc.	951,484	69,363,184
Molson Coors Brewing Co. (Class B)	852,174	59,490,267
Monster Beverage Corp. (a)	709,026	95,023,664
PepsiCo, Inc.	3,547,424	331,116,556

		1,448,743,034

FOOD & STAPLES RETAILING — 26.3%
Costco Wholesale Corp.	1,920,251	259,349,100
CVS Health Corp.	4,863,732	510,108,212
Kroger Co.	2,323,605	168,484,599
Sysco Corp. (b)	2,735,108	98,737,399
Wal-Mart Stores, Inc.	6,615,254	469,219,966
Walgreens Boots Alliance, Inc.	3,899,164	329,245,408
Whole Foods Market, Inc.	1,662,589	65,572,510

		1,900,717,194

FOOD PRODUCTS — 19.0%
Archer-Daniels-Midland Co.	2,828,930	136,411,005
Campbell Soup Co. (b)	965,180	45,990,827
ConAgra Foods, Inc.	2,075,359	90,734,696
General Mills, Inc.	2,670,203	148,783,711
Hershey Co.	712,221	63,266,591
Hormel Foods Corp.	800,519	45,125,256
J.M. Smucker Co.	492,493	53,391,166
Kellogg Co.	1,195,863	74,980,610
Keurig Green Mountain, Inc. (b)	483,338	37,038,191
Kraft Foods Group, Inc.	2,482,324	211,345,065
McCormick & Co., Inc. (b)	654,369	52,971,171
Mead Johnson Nutrition Co.	930,980	83,993,016
Mondelez International, Inc. (Class A)	6,429,236	264,498,769
Tyson Foods, Inc. (Class A)	1,613,302	68,775,064

		1,377,305,138

HOUSEHOLD PRODUCTS — 18.9%
Clorox Co.	650,648	67,680,405
Colgate-Palmolive Co.	3,687,256	241,183,415
Kimberly-Clark Corp.	1,605,530	170,138,014
Procter & Gamble Co.	11,373,572	889,868,273

		1,368,870,107

PERSONAL PRODUCTS — 1.3%
Estee Lauder Cos., Inc. (Class A)	1,066,776	92,446,808

TOBACCO — 14.2%
Altria Group, Inc.	7,452,239	364,489,010
Philip Morris International, Inc.	6,494,084	520,630,714
Reynolds American, Inc.	1,940,689	144,891,841

		1,030,011,565

TOTAL COMMON STOCKS —
(Cost $7,332,947,591)		7,218,093,846

SHORT TERM INVESTMENTS — 1.1%
MONEY MARKET FUNDS — 1.1%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	79,144,225	79,144,225
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (d)(e)	3,759,219	3,759,219

TOTAL SHORT TERM INVESTMENTS —
(Cost $82,903,444)		82,903,444

TOTAL INVESTMENTS — 100.8% (f)
(Cost $7,415,851,035)		7,300,997,290
OTHER ASSETS & LIABILITIES — (0.8)%		(57,723,944)

NET ASSETS — 100.0%		$7,243,273,346

(a)	Non-income producing security
(b)	A portion of the security was on loan at June 30, 2015.
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	The values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

The Energy Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
ENERGY EQUIPMENT & SERVICES — 18.5%
Baker Hughes, Inc.	4,950,746	$305,461,028
Cameron International Corp. (a)	2,637,860	138,144,728
Diamond Offshore Drilling, Inc. (b)	932,006	24,055,075
Ensco PLC (Class A) (b)	1,990,556	44,329,682
FMC Technologies, Inc. (a)	3,567,936	148,033,665
Halliburton Co.	8,756,689	377,150,595
Helmerich & Payne, Inc. (b)	919,475	64,749,430
National Oilwell Varco, Inc.	4,230,160	204,232,125
Noble Corp. PLC (b)	2,079,212	31,999,073
Schlumberger, Ltd.	11,388,274	981,555,336
Transocean, Ltd. (b)	2,892,728	46,630,775

		2,366,341,512

OIL, GAS & CONSUMABLE FUELS — 81.2%
Anadarko Petroleum Corp.	5,077,018	396,312,025
Apache Corp.	3,728,487	214,872,706
Cabot Oil & Gas Corp. (b)	7,689,099	242,514,182
Chesapeake Energy Corp. (b)	5,910,780	66,023,413
Chevron Corp.	16,505,464	1,592,282,112
Cimarex Energy Co.	804,655	88,761,493
ConocoPhillips	7,832,918	481,019,494
CONSOL Energy, Inc. (b)	3,148,035	68,438,281
Devon Energy Corp.	3,827,965	227,725,638
EOG Resources, Inc.	5,752,877	503,664,381
EQT Corp.	1,303,238	106,005,379
Exxon Mobil Corp.	24,250,155	2,017,612,896
Hess Corp. (b)	2,609,355	174,513,662
Kinder Morgan, Inc.	14,901,536	572,069,967
Marathon Oil Corp.	6,800,770	180,492,436
Marathon Petroleum Corp.	4,668,741	244,221,842
Murphy Oil Corp. (b)	1,943,325	80,784,020
Newfield Exploration Co. (a)	1,379,163	49,815,368
Noble Energy, Inc.	4,521,182	192,964,048
Occidental Petroleum Corp.	5,762,467	448,147,059
ONEOK, Inc.	1,788,229	70,599,281
Phillips 66	4,660,415	375,443,032
Pioneer Natural Resources Co.	2,905,237	402,927,320
QEP Resources, Inc.	140,055	2,592,418
Range Resources Corp. (b)	2,247,389	110,976,069
Southwestern Energy Co. (a)(b)	4,216,987	95,852,114
Spectra Energy Corp. (b)	7,730,199	252,004,487
Tesoro Corp.	3,403,433	287,283,780
Valero Energy Corp.	6,104,712	382,154,971
Williams Cos., Inc.	8,174,750	469,148,902

		10,397,222,776

TOTAL COMMON STOCKS —
(Cost $15,652,094,629)		12,763,564,288

SHORT TERM INVESTMENTS — 3.4%
MONEY MARKET FUNDS — 3.4%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	430,854,118	430,854,118
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (d)(e)	11,191,482	11,191,482

TOTAL SHORT TERM INVESTMENTS —
(Cost $442,045,600)		442,045,600

TOTAL INVESTMENTS — 103.1% (f)
(Cost $16,094,140,229)		13,205,609,888
OTHER ASSETS & LIABILITIES — (3.1)%		(398,985,388)

NET ASSETS — 100.0%		$12,806,624,500

(a)	Non-income producing security
(b)	A portion of the security was on loan at June 30, 2015.
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	The values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
PLC = Public Limited Company

The Financial Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
BANKS — 37.2%
Bank of America Corp.	65,038,258	$1,106,951,151
BB&T Corp.	4,527,497	182,503,404
Citigroup, Inc.	18,790,480	1,037,986,115
Comerica, Inc. (a)	1,102,423	56,576,348
Fifth Third Bancorp	5,015,695	104,426,770
Huntington Bancshares, Inc.	5,007,162	56,631,002
JPMorgan Chase & Co.	22,981,695	1,557,239,653
KeyCorp	5,253,055	78,900,886
M & T Bank Corp. (a)	823,443	102,872,734
People’s United Financial, Inc. (a)	1,914,322	31,031,160
PNC Financial Services Group, Inc.	3,207,370	306,784,941
Regions Financial Corp.	8,300,556	85,993,760
SunTrust Banks, Inc.	3,196,403	137,509,257
U.S. Bancorp	10,979,841	476,525,100
Wells Fargo & Co.	29,018,830	1,632,018,999
Zions Bancorporation (a)	1,258,492	39,938,244

		6,993,889,524

CAPITAL MARKETS — 14.0%
Affiliated Managers Group, Inc. (b)	338,953	74,095,126
Ameriprise Financial, Inc.	1,123,177	140,318,503
Bank of New York Mellon Corp.	6,946,086	291,527,229
BlackRock, Inc.	786,442	272,093,203
Charles Schwab Corp.	7,158,688	233,731,163
E*TRADE Financial Corp. (b)	1,795,339	53,770,403
Franklin Resources, Inc.	2,415,405	118,427,307
Goldman Sachs Group, Inc.	2,487,954	519,459,916
Invesco, Ltd.	2,667,348	99,998,876
Legg Mason, Inc.	603,998	31,124,017
Morgan Stanley	9,515,997	369,125,524
Northern Trust Corp.	1,358,482	103,869,534
State Street Corp. (c)	2,549,482	196,310,114
T. Rowe Price Group, Inc.	1,627,333	126,492,594

		2,630,343,509

CONSUMER FINANCE — 4.9%
American Express Co.	5,409,984	420,463,956
Capital One Financial Corp.	3,383,666	297,661,098
Discover Financial Services	2,740,099	157,884,504
Navient Corp.	2,408,465	43,858,148

		919,867,706

DIVERSIFIED FINANCIAL SERVICES — 12.0%
Berkshire Hathaway, Inc. (Class B) (b)	11,294,577	1,537,304,875
CME Group, Inc.	1,965,161	182,877,883
Intercontinental Exchange, Inc.	692,116	154,764,059
Leucadia National Corp.	1,952,905	47,416,533
McGraw Hill Financial, Inc.	1,694,900	170,252,705
Moody’s Corp. (a)	1,101,736	118,943,419
Nasdaq OMX Group, Inc. (a)	733,488	35,801,549

		2,247,361,023

INSURANCE — 16.4%
ACE, Ltd. (a)	2,022,648	205,662,849
Aflac, Inc.	2,686,774	167,117,343
Allstate Corp.	2,532,553	164,286,713
American International Group, Inc.	8,255,247	510,339,370
Aon PLC	1,744,941	173,935,719
Assurant, Inc.	420,508	28,174,036
Chubb Corp.	1,422,813	135,366,429
Cincinnati Financial Corp. (a)	916,059	45,967,841
Genworth Financial, Inc. (Class A) (a)(b)	3,080,399	23,318,620
Hartford Financial Services Group, Inc.	2,600,552	108,104,947
Lincoln National Corp.	1,566,691	92,779,441
Loews Corp.	1,839,795	70,850,506
Marsh & McLennan Cos., Inc.	3,334,282	189,053,789
MetLife, Inc.	6,910,157	386,899,690
Principal Financial Group, Inc.	1,697,194	87,049,080
Progressive Corp.	3,306,202	92,011,602
Prudential Financial, Inc.	2,805,345	245,523,794
Torchmark Corp. (a)	781,011	45,470,460
Travelers Cos., Inc.	1,973,487	190,757,253
Unum Group	1,545,049	55,235,502
XL Group PLC (a)	1,899,311	70,654,369

		3,088,559,353

REAL ESTATE INVESTMENT TRUSTS (REITS) — 14.7%
American Tower Corp.	2,620,217	244,440,044
Apartment Investment & Management Co. (Class A)	967,846	35,742,553
AvalonBay Communities, Inc.	818,675	130,881,572
Boston Properties, Inc.	950,038	114,992,599
Crown Castle International Corp.	2,090,258	167,847,717
Equinix, Inc.	356,162	90,465,148
Equity Residential	2,254,255	158,181,073
Essex Property Trust, Inc.	404,806	86,021,275
General Growth Properties, Inc.	3,896,806	99,992,042
HCP, Inc.	2,859,199	104,274,988
Health Care REIT, Inc.	2,174,100	142,686,183
Host Hotels & Resorts, Inc. (a)	4,692,332	93,048,944
Iron Mountain, Inc. (a)	1,160,516	35,975,996
Kimco Realty Corp.	2,556,143	57,615,463
Macerich Co.	872,341	65,076,639
Plum Creek Timber Co., Inc. (a)	1,087,642	44,125,636
ProLogis, Inc.	3,246,169	120,432,870
Public Storage, Inc.	899,402	165,822,747
Realty Income Corp. (a)	1,440,577	63,947,213
Simon Property Group, Inc.	1,927,584	333,510,584
SL Green Realty Corp.	616,760	67,775,756
Ventas, Inc.	2,049,097	127,228,433
Vornado Realty Trust	1,084,313	102,933,833
Weyerhaeuser Co.	3,205,943	100,987,204

		2,754,006,512

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.3%
CBRE Group, Inc. (b)	1,732,214	64,091,918

THRIFTS & MORTGAGE FINANCE — 0.2%
Hudson City Bancorp, Inc. (a)	2,984,169	29,483,590

TOTAL COMMON STOCKS —
(Cost $18,128,356,629)		18,727,603,135

SHORT TERM INVESTMENTS — 1.0%
MONEY MARKET FUNDS — 1.0%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	153,120,450	153,120,450

The Financial Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Security Description	Shares	Value

State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (e)(f)	25,301,660	$25,301,660

TOTAL SHORT TERM INVESTMENTS —
(Cost $178,422,110)		178,422,110

TOTAL INVESTMENTS — 100.7% (g)
(Cost $18,306,778,739)		18,906,025,245
OTHER ASSETS & LIABILITIES — (0.7)%		(130,873,407)

NET ASSETS — 100.0%		$18,775,151,838

(a)	A portion of the security was on loan at June 30, 2015.
(b)	Non-income producing security
(c)	Affiliated issuer (see accompanying Notes to Schedules of Investments).
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	The values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
PLC = Public Limited Company

The Health Care Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
BIOTECHNOLOGY — 20.7%
Alexion Pharmaceuticals, Inc. (a)	1,206,429	$218,086,170
Amgen, Inc.	4,097,993	629,123,885
Biogen Idec, Inc. (a)	1,296,634	523,762,338
Celgene Corp. (a)	4,275,287	494,800,341
Gilead Sciences, Inc.	7,921,591	927,459,874
Regeneron Pharmaceuticals, Inc. (a)	406,297	207,264,289
Vertex Pharmaceuticals, Inc. (a)	1,311,285	161,917,472

		3,162,414,369

HEALTH CARE EQUIPMENT & SUPPLIES — 13.9%
Abbott Laboratories	6,802,165	333,850,258
Baxter International, Inc.	2,982,277	208,550,631
Becton, Dickinson and Co.	1,160,807	164,428,312
Boston Scientific Corp. (a)	7,275,226	128,771,500
C.R. Bard, Inc.	426,774	72,850,322
DENTSPLY International, Inc.	759,086	39,130,883
Edwards Lifesciences Corp. (a)	579,861	82,589,602
Intuitive Surgical, Inc. (a)	198,145	96,001,253
Medtronic PLC	7,717,025	571,831,552
St. Jude Medical, Inc.	1,549,385	113,213,562
Stryker Corp.	1,637,998	156,543,469
Varian Medical Systems, Inc. (a)(b)	541,806	45,690,500
Zimmer Biomet Holdings, Inc.	935,043	102,134,747

		2,115,586,591

HEALTH CARE PROVIDERS & SERVICES — 19.5%
Aetna, Inc.	1,933,294	246,417,653
AmerisourceBergen Corp.	1,167,771	124,180,768
Anthem, Inc.	1,463,784	240,265,506
Cardinal Health, Inc.	1,806,022	151,073,740
CIGNA Corp.	1,435,172	232,497,864
DaVita, Inc. (a)	926,805	73,653,193
Express Scripts Holding Co. (a)	4,136,262	367,879,142
HCA Holdings, Inc. (a)	1,563,389	141,830,650
Henry Schein, Inc. (a)	450,663	64,048,225
Humana, Inc.	867,870	166,006,174
Laboratory Corp. of America Holdings (a)	543,091	65,833,491
McKesson Corp.	1,285,732	289,045,411
Patterson Cos., Inc. (b)	462,958	22,522,907
Quest Diagnostics, Inc. (b)	803,003	58,233,778
Tenet Healthcare Corp. (a)	553,516	32,037,506
UnitedHealth Group, Inc.	5,172,950	631,099,900
Universal Health Services, Inc.	493,056	70,063,258

		2,976,689,166

HEALTH CARE TECHNOLOGY — 0.7%
Cerner Corp. (a)	1,651,316	114,039,883

LIFE SCIENCES TOOLS & SERVICES — 2.9%
Agilent Technologies, Inc.	1,795,842	69,283,584
PerkinElmer, Inc.	606,904	31,947,427
Thermo Fisher Scientific, Inc.	2,143,967	278,201,158
Waters Corp. (a)	445,795	57,231,162

		436,663,331

PHARMACEUTICALS — 42.2%
AbbVie, Inc.	9,268,291	622,736,472
Allergan PLC (a)	2,232,210	677,386,447
Bristol-Myers Squibb Co.	9,031,847	600,979,099
Eli Lilly & Co.	5,263,734	439,469,152
Endo International PLC (a)	1,089,164	86,751,913
Hospira, Inc. (a)	928,358	82,354,638
Johnson & Johnson	14,946,640	1,456,699,534
Mallinckrodt PLC (a)	630,840	74,262,485
Merck & Co., Inc.	15,228,027	866,931,577
Mylan NV (a)	2,218,619	150,555,485
Perrigo Co. PLC	788,150	145,673,765
Pfizer, Inc.	33,188,949	1,112,825,460
Zoetis, Inc.	2,694,824	129,944,413

		6,446,570,440

TOTAL COMMON STOCKS —
(Cost $14,193,744,401)		15,251,963,780

SHORT TERM INVESTMENTS — 0.2%
MONEY MARKET FUNDS — 0.2%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	29,085,716	29,085,716
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (d)(e)	10,416,677	10,416,677

TOTAL SHORT TERM INVESTMENTS —
(Cost $39,502,393)		39,502,393

TOTAL INVESTMENTS — 100.1% (f)
(Cost $14,233,246,794)		15,291,466,173
OTHER ASSETS & LIABILITIES — (0.1)%		(18,404,478)

NET ASSETS — 100.0%		$15,273,061,695

(a)	Non-income producing security
(b)	A portion of the security was on loan at June 30, 2015.
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	The values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
PLC = Public Limited Company

The Industrial Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 26.3%
Boeing Co.	2,500,032	$346,804,439
General Dynamics Corp.	1,264,936	179,228,782
Honeywell International, Inc.	3,069,608	313,007,928
L-3 Communications Holdings, Inc.	306,426	34,742,580
Lockheed Martin Corp.	1,054,909	196,107,583
Northrop Grumman Corp.	779,130	123,593,392
Precision Castparts Corp.	514,423	102,817,725
Raytheon Co.	1,242,796	118,910,721
Rockwell Collins, Inc.	636,161	58,749,468
Textron, Inc.	1,290,278	57,585,107
United Technologies Corp.	3,201,289	355,118,989

		1,886,666,714

AIR FREIGHT & LOGISTICS — 7.0%
C.H. Robinson Worldwide, Inc. (a)	542,825	33,866,852
Expeditors International of Washington, Inc.	712,131	32,832,800
FedEx Corp.	1,052,020	179,264,208
United Parcel Service, Inc. (Class B)	2,629,770	254,851,010

		500,814,870

AIRLINES — 4.4%
American Airlines Group, Inc.	2,578,524	102,973,356
Delta Air Lines, Inc.	3,056,774	125,572,276
Southwest Airlines Co.	2,727,244	90,244,504

		318,790,136

BUILDING PRODUCTS — 0.8%
Allegion PLC	356,048	21,412,726
Masco Corp.	1,444,555	38,526,282

		59,939,008

COMMERCIAL SERVICES & SUPPLIES — 4.1%
ADT Corp. (a)	635,482	21,333,131
Cintas Corp. (a)	426,422	36,071,037
Pitney Bowes, Inc.	858,395	17,863,200
Republic Services, Inc.	928,394	36,365,193
Stericycle, Inc. (b)	316,496	42,381,980
Tyco International PLC	1,567,059	60,300,430
Waste Management, Inc.	1,729,258	80,151,108

		294,466,079

CONSTRUCTION & ENGINEERING — 1.2%
Fluor Corp.	798,033	42,303,729
Jacobs Engineering Group, Inc. (a)(b)	467,415	18,986,397
Quanta Services, Inc. (b)	784,930	22,621,683

		83,911,809

ELECTRICAL EQUIPMENT — 5.9%
AMETEK, Inc.	898,858	49,239,441
Eaton Corp. PLC	2,125,592	143,456,204
Emerson Electric Co.	2,633,816	145,992,421
Rockwell Automation, Inc.	648,143	80,784,544

		419,472,610

INDUSTRIAL CONGLOMERATES — 19.5%
3M Co.	2,421,015	373,562,615
Danaher Corp.	2,574,103	220,317,476
General Electric Co.	27,767,497	737,782,395
Roper Technologies, Inc.	374,137	64,523,667

		1,396,186,153

MACHINERY — 16.5%
Caterpillar, Inc.	2,396,058	203,233,640
Cummins, Inc.	1,149,466	150,798,444
Deere & Co. (a)	1,387,479	134,654,837
Dover Corp.	722,326	50,692,839
Flowserve Corp.	500,279	26,344,692
Illinois Tool Works, Inc.	1,338,207	122,834,020
Ingersoll-Rand PLC	985,281	66,427,645
Joy Global, Inc. (a)	361,476	13,085,431
PACCAR, Inc.	1,536,123	98,020,009
Pall Corp.	582,458	72,486,898
Parker-Hannifin Corp.	650,951	75,725,130
Pentair PLC	668,593	45,965,769
Snap-on, Inc.	217,044	34,564,257
Stanley Black & Decker, Inc.	572,160	60,214,118
Xylem, Inc.	675,001	25,022,287

		1,180,070,016

PROFESSIONAL SERVICES — 2.5%
Dun & Bradstreet Corp.	133,469	16,283,218
Equifax, Inc.	602,678	58,514,007
Nielsen NV	1,373,767	61,503,549
Robert Half International, Inc.	711,044	39,462,942

		175,763,716

ROAD & RAIL — 9.7%
CSX Corp.	4,432,745	144,729,124
JB Hunt Transport Services, Inc.	347,300	28,509,857
Kansas City Southern	411,449	37,524,149
Norfolk Southern Corp.	1,331,965	116,360,463
Ryder System, Inc.	360,398	31,487,973
Union Pacific Corp.	3,547,030	338,280,251

		696,891,817

TRADING COMPANIES & DISTRIBUTORS — 2.0%
Fastenal Co. (a)	1,011,806	42,677,977
United Rentals, Inc. (a)(b)	360,894	31,621,532
W.W. Grainger, Inc. (a)	290,640	68,779,956

		143,079,465

TOTAL COMMON STOCKS —
(Cost $7,703,261,710)		7,156,052,393

SHORT TERM INVESTMENTS — 1.7%
MONEY MARKET FUNDS — 1.7%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	116,479,888	116,479,888
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (d)(e)	4,420,617	4,420,617

TOTAL SHORT TERM INVESTMENTS —
(Cost $120,900,505)		120,900,505

TOTAL INVESTMENTS — 101.6% (f)
(Cost $7,824,162,215)		7,276,952,898
OTHER ASSETS & LIABILITIES — (1.6)%		(114,201,000)

NET ASSETS — 100.0%		$7,162,751,898

The Industrial Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

(a)	A portion of the security was on loan at June 30, 2015.
(b)	Non-income producing security
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	The values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
PLC = Public Limited Company

The Materials Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 100.3%
CHEMICALS — 74.2%
Air Products & Chemicals, Inc.	840,074	$114,947,326
Airgas, Inc.	303,468	32,100,845
CF Industries Holdings, Inc.	1,036,382	66,618,635
Dow Chemical Co.	4,709,937	241,007,476
E.I. du Pont de Nemours & Co.	3,934,293	251,598,037
Eastman Chemical Co.	657,815	53,822,423
Ecolab, Inc.	1,007,284	113,893,602
FMC Corp.	596,539	31,348,125
International Flavors & Fragrances, Inc.	359,203	39,257,296
LyondellBasell Industries NV (Class A)	1,707,345	176,744,354
Monsanto Co.	2,069,185	220,554,429
Mosaic Co.	1,367,523	64,068,453
PPG Industries, Inc.	1,181,544	135,546,728
Praxair, Inc.	1,253,066	149,804,040
Sherwin-Williams Co.	347,288	95,511,146
Sigma-Aldrich Corp.	525,318	73,203,063

		1,860,025,978

CONSTRUCTION MATERIALS — 3.5%
Martin Marietta Materials, Inc. (a)	275,759	39,022,656
Vulcan Materials Co.	586,574	49,231,156

		88,253,812

CONTAINERS & PACKAGING — 8.1%
Avery Dennison Corp.	409,482	24,953,833
Ball Corp.	611,102	42,868,805
MeadWestvaco Corp.	1,472,700	69,496,713
Owens-Illinois, Inc. (b)	737,477	16,917,722
Sealed Air Corp.	929,920	47,779,290

		202,016,363

METALS & MINING — 11.0%
Alcoa, Inc.	5,386,828	60,063,132
Allegheny Technologies, Inc. (a)	502,026	15,161,185
Freeport-McMoRan, Inc.	4,563,684	84,975,796
Newmont Mining Corp.	2,334,799	54,540,905
Nucor Corp.	1,405,773	61,952,416

		276,693,434

PAPER & FOREST PRODUCTS — 3.5%
International Paper Co.	1,855,763	88,315,761

TOTAL COMMON STOCKS —
(Cost $2,822,571,534)		2,515,305,348

SHORT TERM INVESTMENTS — 0.0% (c)
MONEY MARKET FUNDS — 0.0% (c)
State Street Navigator Securities Lending Prime Portfolio (d)(e)	130,500	130,500
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (e)(f)	200,618	200,618

TOTAL SHORT TERM INVESTMENTS —
(Cost $331,118)		331,118

TOTAL INVESTMENTS — 100.3% (g)
(Cost $2,822,902,652)		2,515,636,466
OTHER ASSETS & LIABILITIES — (0.3)%		(7,857,374)

NET ASSETS — 100.0%		$2,507,779,092

(a)	A portion of the security was on loan at June 30, 2015.
(b)	Non-income producing security
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	The values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

The Technology Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
COMMUNICATIONS EQUIPMENT — 7.0%
Cisco Systems, Inc.	16,590,825	$455,584,054
F5 Networks, Inc. (a)	234,107	28,174,777
Harris Corp.	437,620	33,657,354
Juniper Networks, Inc.	1,184,883	30,771,412
Motorola Solutions, Inc.	620,894	35,602,062
QUALCOMM, Inc.	5,347,631	334,922,130

		918,711,789

DIVERSIFIED TELECOMMUNICATION SERVICES — 10.4%
AT&T, Inc.	16,940,730	601,734,729
CenturyLink, Inc.	1,924,597	56,544,660
Frontier Communications Corp. (b)	4,492,687	22,238,801
Level 3 Communications, Inc. (a)	961,312	50,632,303
Verizon Communications, Inc.	13,374,443	623,382,788

		1,354,533,281

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.9%
Amphenol Corp. (Class A)	1,079,596	62,584,180
Corning, Inc.	4,192,382	82,715,697
FLIR Systems, Inc.	502,941	15,500,642
TE Connectivity, Ltd.	1,326,424	85,289,063

		246,089,582

INTERNET SOFTWARE & SERVICES — 15.2%
Akamai Technologies, Inc. (a)	658,257	45,959,504
eBay, Inc. (a)	3,668,494	220,990,078
Facebook, Inc. (Class A) (a)	6,870,938	589,285,997
Google, Inc. (Class A) (a)	933,642	504,204,026
Google, Inc. (Class C) (a)	936,327	487,367,567
VeriSign, Inc. (a)(b)	376,996	23,268,193
Yahoo!, Inc. (a)	2,910,309	114,346,041

		1,985,421,406

IT SERVICES — 15.7%
Accenture PLC (Class A)	2,042,953	197,716,991
Alliance Data Systems Corp. (a)	202,679	59,170,107
Automatic Data Processing, Inc.	1,566,866	125,709,659
Cognizant Technology Solutions Corp. (Class A) (a)	2,072,888	126,632,728
Computer Sciences Corp.	475,524	31,213,396
Fidelity National Information Services, Inc.	1,012,354	62,563,477
Fiserv, Inc. (a)	820,712	67,979,575
International Business Machines Corp.	2,987,448	485,938,292
MasterCard, Inc. (Class A)	3,234,684	302,378,260
Paychex, Inc.	1,113,298	52,191,410
Teradata Corp. (a)(b)	508,560	18,816,720
Total System Services, Inc.	611,385	25,537,552
Visa, Inc. (Class A) (b)	6,305,866	423,438,902
Western Union Co. (b)	1,740,419	35,382,718
Xerox Corp.	3,626,861	38,589,801

		2,053,259,588

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 10.7%
Altera Corp.	1,051,315	53,827,328
Analog Devices, Inc.	1,082,248	69,464,088
Applied Materials, Inc.	4,126,890	79,318,826
Avago Technologies, Ltd.	837,057	111,269,987
Broadcom Corp. (Class A)	1,833,411	94,402,332
First Solar, Inc. (a)	244,829	11,502,066
Intel Corp.	13,197,128	401,390,648
KLA-Tencor Corp.	562,020	31,591,144
Lam Research Corp. (b)	517,315	42,083,575
Linear Technology Corp.	834,470	36,908,608
Microchip Technology, Inc. (b)	716,161	33,963,935
Micron Technology, Inc. (a)(b)	3,741,619	70,492,102
NVIDIA Corp. (b)	1,764,516	35,484,417
Qorvo, Inc. (a)	488,221	39,189,500
Skyworks Solutions, Inc.	624,348	64,994,627
Texas Instruments, Inc.	3,445,719	177,488,986
Xilinx, Inc.	904,754	39,953,937

		1,393,326,106

SOFTWARE — 17.2%
Adobe Systems, Inc. (a)	1,591,818	128,953,176
Autodesk, Inc. (a)	805,852	40,353,039
CA, Inc. (b)	1,088,274	31,875,546
Citrix Systems, Inc. (a)	552,501	38,763,470
Electronic Arts, Inc. (a)	1,091,030	72,553,495
Intuit, Inc.	944,027	95,129,601
Microsoft Corp.	26,387,322	1,165,000,266
Oracle Corp.	10,457,537	421,438,741
Red Hat, Inc. (a)	648,196	49,217,522
Salesforce.com, Inc. (a)	2,135,534	148,697,233
Symantec Corp.	2,294,404	53,344,893

		2,245,326,982

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 21.8%
Apple, Inc.	18,790,029	2,356,739,387
EMC Corp.	6,418,819	169,392,633
Hewlett-Packard Co.	4,891,237	146,786,022
NetApp, Inc.	1,064,460	33,594,358
SanDisk Corp.	740,959	43,138,633
Seagate Technology PLC (b)	1,036,633	49,240,068
Western Digital Corp.	744,432	58,378,358

		2,857,269,459

TOTAL COMMON STOCKS —
(Cost $12,282,612,851)		13,053,938,193

SHORT TERM INVESTMENTS — 2.2%
MONEY MARKET FUNDS — 2.2%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	270,745,023	270,745,023
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (d)(e)	18,539,518	18,539,518

TOTAL SHORT TERM INVESTMENTS —
(Cost $289,284,541)		289,284,541

TOTAL INVESTMENTS — 102.1% (f)
(Cost $12,571,897,392)		13,343,222,734
OTHER ASSETS & LIABILITIES — (2.1)%		(269,222,729)

NET ASSETS — 100.0%		$13,074,000,005

The Technology Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

(a)	Non-income producing security
(b)	A portion of the security was on loan at June 30, 2015.
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	The values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
PLC = Public Limited Company

The Utilities Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
ELECTRIC UTILITIES — 55.8%
American Electric Power Co., Inc.	5,271,432	$279,227,753
Duke Energy Corp.	6,832,071	482,480,854
Edison International	3,505,109	194,813,958
Entergy Corp.	1,922,747	135,553,664
Eversource Energy	3,402,124	154,490,451
Exelon Corp. (a)	9,224,299	289,827,475
FirstEnergy Corp.	4,520,089	147,128,897
NextEra Energy, Inc.	4,756,731	466,302,340
Pepco Holdings, Inc.	2,737,695	73,753,503
Pinnacle West Capital Corp.	1,209,796	68,825,294
PPL Corp.	7,182,713	211,674,552
Southern Co. (a)	9,727,888	407,598,507
Xcel Energy, Inc.	5,476,132	176,221,928

		3,087,899,176

GAS UTILITIES — 1.1%
AGL Resources, Inc.	1,280,457	59,618,078

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 3.2%
AES Corp.	7,352,517	97,494,375
NRG Energy, Inc.	3,571,867	81,724,317

		179,218,692

MULTI-UTILITIES — 39.5%
Ameren Corp.	2,620,543	98,742,060
CenterPoint Energy, Inc.	4,673,163	88,930,292
CMS Energy Corp.	3,020,986	96,188,194
Consolidated Edison, Inc.	3,158,519	182,815,080
Dominion Resources, Inc.	6,356,297	425,045,580
DTE Energy Co.	1,941,047	144,879,748
NiSource, Inc.	3,452,603	157,404,171
PG&E Corp.	5,169,369	253,816,018
Public Service Enterprise Group, Inc.	5,418,005	212,819,236
SCANA Corp.	1,530,733	77,531,626
Sempra Energy	2,506,092	247,952,743
TECO Energy, Inc.	2,552,240	45,072,558
WEC Energy Group, Inc. (a)	3,383,342	152,148,879

		2,183,346,185

TOTAL COMMON STOCKS —
(Cost $6,447,115,654)		5,510,082,131

SHORT TERM INVESTMENTS — 2.6%
MONEY MARKET FUNDS — 2.6%
State Street Navigator Securities Lending Prime Portfolio (b)(c)	140,139,567	140,139,567
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (c)(d)	5,614,415	5,614,415

TOTAL SHORT TERM INVESTMENTS —
(Cost $145,753,982)		145,753,982

TOTAL INVESTMENTS — 102.2% (e)
(Cost $6,592,869,636)		5,655,836,113
OTHER ASSETS & LIABILITIES — (2.2)%		(123,491,264)

NET ASSETS — 100.0%		$5,532,344,849

(a)	A portion of the security was on loan at June 30, 2015.
(b)	Investments of cash collateral for securities loaned
(c)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	The values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

THE SELECT SECTOR SPDR TRUST
NOTES TO SCHEDULES OF INVESTMENTS
June 30, 2015 (Unaudited)

Security Valuation

The value of each Fund’s portfolio securities is based on the market price of the securities, which generally means a valuation obtained from an exchange or other market (or based on a price quotation or other equivalent indication of value supplied by an exchange or other market) or a valuation obtained from an independent pricing service. Investments in open-end investment companies are valued at their net asset value each business day. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board of Trustees of the Trust (the “Board”) believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures. The Board has adopted procedures concerning securities valuation, under which an Oversight Committee of the Adviser makes determinations as to whether market quotations are not readily available or do not otherwise accurately reflect the fair value of the security. The Oversight Committee, or a subgroup thereof, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security may be materially different than the value that could be received on the sale of the security.

The Funds continue to follow the authoritative guidance for fair value measurements and the fair value option for financial assets and financial liabilities. The guidance also establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value:

•	Level 1 — unadjusted quoted market prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Funds’ net assets value is computed and that may materially affect the value of the Funds’ investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s respective Select Sector Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s respective Select Sector Index. The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments. The type of inputs used to value each security is identified in the Schedule of Investments, which also includes a breakdown of the Funds’ investments by industry. The Funds did not hold any investments valued using Level 2 or Level 3 inputs as of June 30, 2015 and did not have any transfers between levels for the nine months ended June 30, 2015.

THE SELECT SECTOR SPDR TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Transactions with Affiliated Issuers

The Financial Select Sector SPDR Fund has invested in an affiliated company, State Street Corp. Amounts relating to this investment at June 30, 2015, and for the period then ended are:

Number of							Number of
Shares Held	Cost at	Value at	Purchased		Sold		Shares Held	Value at	Dividend	Realized
at 9/30/14	9/30/14	9/30/14	Cost	Shares	Proceeds	Shares	at 6/30/15	6/30/15	Income	Gain/(Loss)

2,748,970	$188,486,333	$202,351,682	$105,777,791	1,386,476	$118,237,194	1,585,964	2,549,482	$196,310,114	$2,485,022	$10,977,025

Each Fund may invest in certain money market funds managed by the Adviser, including the State Street Institutional Liquid Reserves Fund — Premier Class (“Liquid Reserves Fund”), a series of State Street Institutional Investment Trust. The Liquid Reserves Fund is a feeder fund in a master/feeder fund structure that invests substantially all of its assets in the State Street Money Market Portfolio (“Master Portfolio”). The Liquid Reserves Fund does not pay an investment advisory fee to the Adviser, but the Master Portfolio in which it invests pays an investment advisory fee to the Adviser. The Liquid Reserves Fund intends to declare dividends on shares from net investment income daily and pay them as of the last business day of each month. In addition, cash collateral from lending activities is invested in State Street Navigator Securities Lending Prime Portfolio (“Prime Portfolio”), for which SSGA Funds Management, Inc. serves as the investment adviser.

Amounts related to investments in Prime Portfolio and/or Liquid Reserves Fund at June 30, 2015 and for the period then ended are:

	Value at	Purchased		Sold		Value at
Prime Portfolio	9/30/14	Cost	Shares	Proceeds	Shares	6/30/15	Income

The Consumer Discretionary Select Sector SPDR Fund	$253,740,675	$1,786,975,034	1,786,975,034	$1,829,505,256	1,829,505,256	$211,210,453	$676,182
The Consumer Staples Select Sector SPDR Fund	111,397,278	559,436,334	559,436,334	591,689,387	591,689,387	79,144,225	79,932
The Energy Select Sector SPDR Fund	222,963,581	2,555,036,725	2,555,036,725	2,347,146,188	2,347,146,188	430,854,118	3,944,981
The Financial Select Sector SPDR Fund	101,674,092	627,416,645	627,416,645	575,970,287	575,970,287	153,120,450	99,584
The Health Care Select Sector SPDR Fund	279,462,473	3,239,680,936	3,239,680,936	3,490,057,693	3,490,057,693	29,085,716	178,044
The Industrial Select Sector SPDR Fund	231,353,393	902,649,893	902,649,893	1,017,523,398	1,017,523,398	116,479,888	198,756
The Materials Select Sector SPDR Fund	3,878,146	394,368,513	394,368,513	398,116,159	398,116,159	130,500	16,458
The Technology Select Sector SPDR Fund	258,010,951	2,591,324,328	2,591,324,328	2,578,590,256	2,578,590,256	270,745,023	286,263
The Utilities Select Sector SPDR Fund	306,777,957	1,811,502,704	1,811,502,704	1,978,141,094	1,978,141,094	140,139,567	177,057

	Value at	Purchased		Sold		Value at
Liquid Reserves Fund	9/30/14	Cost	Shares	Proceeds	Shares	6/30/15	Income

The Consumer Discretionary Select Sector SPDR Fund	$4,710,998	$145,571,485	145,571,485	$132,560,545	132,560,545	$17,721,938	$16,697
The Consumer Staples Select Sector SPDR Fund	1,856,357	384,549,460	384,549,460	382,646,598	382,646,598	3,759,219	16,671
The Energy Select Sector SPDR Fund	9,138,489	331,869,943	331,869,943	329,816,950	329,816,950	11,191,482	19,426
The Financial Select Sector SPDR Fund	36,459,036	417,314,154	417,314,154	428,471,530	428,471,530	25,301,660	26,686
The Health Care Select Sector SPDR Fund	3,995,502	394,919,454	394,919,454	388,498,279	388,498,279	10,416,677	16,935
The Industrial Select Sector SPDR Fund	4,644,591	189,772,727	189,772,727	189,996,701	189,996,701	4,420,617	11,836
The Materials Select Sector SPDR Fund	1,641,226	61,119,801	61,119,801	62,560,409	62,560,409	200,618	3,372
The Technology Select Sector SPDR Fund	29,180,725	399,201,593	399,201,593	409,842,800	409,842,800	18,539,518	19,541
The Utilities Select Sector SPDR Fund	16,060,468	270,600,740	270,600,740	281,046,793	281,046,793	5,614,415	11,731

THE SELECT SECTOR SPDR TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
June 30, 2015 (Unaudited)

Aggregate Unrealized Appreciation and Depreciation

The identified cost of investments in securities owned by each Fund for federal income tax purposes and the gross unrealized appreciation and depreciation at June 30, 2015 were as follows:

		Gross	Gross	Net Unrealized
	Identified	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

The Consumer Discretionary Select Sector SPDR Fund	$10,264,116,015	$606,896,750	$466,945,789	$139,950,961
The Consumer Staples Select Sector SPDR Fund	7,415,851,035	281,328,614	396,182,359	(114,853,745)
The Energy Select Sector SPDR Fund	16,094,140,229	105,035,440	2,993,565,781	(2,888,530,341)
The Financial Select Sector SPDR Fund	18,306,778,739	900,632,722	301,386,216	599,246,506
The Health Care Select Sector SPDR Fund	14,233,246,794	1,207,082,468	148,863,089	1,058,219,379
The Industrial Select Sector SPDR Fund	7,824,162,215	78,227,084	625,436,401	(547,209,317)
The Materials Select Sector SPDR Fund	2,822,902,652	46,255,930	353,522,116	(307,266,186)
The Technology Select Sector SPDR Fund	12,571,897,392	1,248,428,432	477,103,090	771,325,342
The Utilities Select Sector SPDR Fund	6,592,869,636	6,467,464	943,500,987	(937,033,523)

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is also available on the Funds’ website at www.sectorspdrs.com as well as on the website of the U.S. Securities and Exchange Commission at www.sec.gov.

Item 2.	Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.
(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.
The certifications required by Rule 30a-2(a) under the Investment Company Act are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
The Select Sector SPDR Trust

By:	/s/ Ellen M. Needham
Ellen M. Needham
President
Date: August 27, 2015
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

By:	/s/ Chad C. Hallett
Chad C. Hallett
Treasurer (Principal Financial Officer)
Date: August 27, 2015